Cash And Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Equivalents [Abstract]
Cash And Equivalents

3.Cash and Equivalents

            The Bank may carry balances with other banks that exceed the federally insured limit. The average balance exceeded the federally insured limit by $11,327,498 in 2011, by $13,403,045 in 2010 and by $11,263,538 in 2009.  The Bank also sells federal funds on an unsecured basis to the same banks.  The average balance sold was $4,511,838, $2,720,879 and $458,457 in 2011, 2010 and 2009, respectively.  Federal banking regulations require banks to carry non-interest bearing cash reserves at specified percentages of deposit balances. The Bank's normal amount of cash on hand and on deposit with other banks is sufficient to satisfy the reserve requirements.